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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                         ANNUAL FILING UNDER RULE 24F-2
                     OF THE INVESTMENT COMPANY ACT OF 1940

            Read instructions at end of Form before preparing Form.
                             Please print or type.

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1.    Name and address of issuer.

              American General Life Insurance Company of New York
                              Separate Account E
                              300 South State St.
                              Syracuse, NY  13202

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2.    The name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

Van Kampen Life Investment Trust Domestic Income Portfolio; Van Kampen Life Investment Trust Emerging Growth Portfolio; Van Kampen Life Investment Trust Enterprise Portfolio; Van Kampen Life Investment Trust Government Portfolio; Van Kampen Life Investment Trust Growth and Income Portfolio; Van Kampen Life Investment Trust Money Market Portfolio; Van Kampen Life Investment Trust Morgan Stanley Real Estate Securities Portfolio; Van Kampen Life Investment Trust Strategic Stock Portfolio; Morgan Stanley Dean Witter niversal Funds, Inc. Asian Equity Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. Emerging Markets Equity Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. Equity Growth Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. Global Equity Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. International Magnum Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. Fixed Income Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. High Yield Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. Mid Cap Value Portfolio; Morgan Stanley Dean Witter Universal Funds, Inc. Value Portfolio
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3.    Investment Company Act File Number:    811-3050



      Securities Act file Number:  333-32387
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4.(a) Last day of fiscal year for which this Form is filed:  12/31/98


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4.(b) [_] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).


Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.
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4.(c) [_] Check box if this is the last time the issuer will be filing this
          Form.
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5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):                  $   570,772
                                                                     -----------
      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:          $   5,600
                                                          ---------
      (iii)  Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995
             that were not previously used to reduce
             registration fees payable to the Commission: $       0
                                                          ---------
      (iv)   Total available redemption credits
             [add items 5(ii) and 5(iii)]:                           $     5,600
                                                                     -----------
      (v)    Net sales -- if Item 5(i)                               $   565,172
             is greater than Item 5(iv)                              -----------
             [subtract Item 5(iv) from Item 5(i)]:

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      (vi)   Redemption credits available for             $(    N/A)
             use in future years                          ---------
             - if Item 5(i) is less than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:

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      (vii)  Multiplier for determining registration fee             x    1/3597
             (See Instruction C.8):                                  -----------

      (viii) Registration fee due [multiply Item 5(v) by             =$   157.12
             Item 5(vii)] (enter "0" if no fee is due):              ===========
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6.  Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                     +$      N/A
                                                                     -----------
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7.  Total of the amount of the registration fee due plus any interest due
    [Item 5(vii) plus Item 6]:
                                                                     =$   157.12
                                                                     ===========
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8.  Date the registration fee and any interest payment was sent to the
    Commission's lockbox depository:  February 25, 1999
                                     -------------------
    Account Number:     9108739
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    Method of Delivery:
      [X]  Wire Transfer
      [_]  Mail or other means

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                                  SIGNATURES

This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

BY (Signature and Title)    /s/   PHILIP K. POLKINGHORN
                           --------------------------------------------
                                  Philip K. Polkinghorn
                                  Executive Vice President

Date    February 26, 1999
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